Other equity instrument investments (Tables)	12 Months Ended
Dec. 31, 2019
Other equity instrument investments [abstract]
Other equity instrument investments

	31 December 2019	31 December 2018

Equity securities designated at FVOCI (non-recycling)
Listed security	8,390	8,558
Unlisted securities
10% of Shanxi Xishan Jinxing Energy Co., Ltd. (“JinXing”)	-	1,085,462
9.09% of Ganlong Double-track Railway Co., Ltd.	678,565	924,453
Others	92,263	64,946
Subtotal	770,828	2,074,861

Total	779,218	2,083,419